Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following at year-end:

	2022	2021
2029 Notes	$337,200	$—
2027 Notes	381,265	535,986
2023 Notes	18,224	201,763
Finance lease obligations	5,032	6,139
Other long-term borrowings	—	7,509
Subtotal	741,721	751,397
Discount on 2029 Notes	(4,833)	—
Discount on 2027 Notes	(3,414)	(5,960)
Discount on 2023 Notes	(26)	(687)
Premium on 2029 Notes	461	—
Premium on 2027 Notes	1,506	2,613
Premium on 2023 Notes	9	254
Deferred financing costs	(4,720)	(3,659)
Total	730,704	743,958
Current portion of long-term debt	19,033	4,741
Long-term debt, excluding current portion	$711,671	$739,217
The following table presents additional information related to the 2029, 2027 and 2023 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2022	2021	Maturity
2029 Notes	6.125%	USD	$337,200	$—	May 27, 2029
2027 Notes	5.875%	USD	381,265	535,986	April 4, 2027
2023 Notes	6.625%	USD	18,224	201,763	September 27, 2023

The following table presents additional information for the fiscal years ended December 31, 2022, 2021 and 2020:

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
2029 Notes	$14,299	$—	$—	$342	$—	$—	$715	$—	$—
2027 Notes	25,538	32,175	20,269	759	758	402	785	805	133
2023 Notes	6,230	13,768	20,882	297	224	294	388	287	371
(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income (loss).
The following table summarizes the activity of 2023 Notes as of December 31, 2022:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	September 27, 2013	$473,767	—	—	$—
Cash Tender	June 28, 2016	$(80,000)	98.00%	101.00%	$(80,800)
Cash Tender	April 12, 2017	$(45,698)	104.00%	107.00%	$(48,885)
Exchange 2023 Notes for additional issuance 2027 Notes	October 13, 2020	$(131,476)	100.50%	105.50%	$(138,474)
Open market repurchases	During 2021	$(14,830)	109.45%	—	$(16,231)
Cash Tender	April 22, 2022	$(59,239)	105.36%	—	$(62,414)
Optional redemption (ii)	June 10, 2022	$(123,000)	104.58%	—	$(128,636)
Open market repurchases	July 5, 2022	$(1,300)	102.30%	—	$(1,330)
Principal amount of 2023 Notes as of December 31, 2022:		$18,224

(i) Not including accrued and unpaid interest
(ii) Redemption price established in accordance with the requirements of the indenture governing the 2023 Notes
The following table summarizes the activity of 2027 Notes as of December 31, 2022:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	April 4, 2017	$265,000	—	—	$—
Additional issuance	September 11, 2020	$150,000	—	—	$—
Additional issuance of 2027 Notes related to 2023 exchange	October 13, 2020	$138,354	—	—	$—
Open market repurchases	During 2021	$(17,368)	105.74%	—	$(18,364)
Cash Tender	May 13, 2022	$(150,000)	99.94%	103.00%	$(154,407)
Open market repurchases	During 2022	$(4,721)	98.01%	—	$(4,627)
Principal amount of 2027 Notes as of December 31, 2022:		$381,265

(i) Not including accrued and unpaid interest
The following table summarizes the activity of 2029 Notes as of December 31, 2022:

Transaction	Date	Principal Amount	Average Price	Total payment (i)
Issuance	April 27, 2022	$350,000	—	$—
Open market repurchases	During 2022	$(12,800)	93.87%	$(12,015)
Principal amount of 2029 Notes as of December 31, 2022:		$337,200

(i) Not including accrued and unpaid interest

Schedule of future payments related to long-term debt
At December 31, 2022, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2023	$19,061	$44,574	$63,635
2024	875	43,338	44,213
2025	685	43,304	43,989
2026	128	43,293	43,421
2027	381,393	32,092	413,485
Thereafter	339,579	31,905	371,484
Total payments	741,721	238,506	980,227
Interest	—	(238,506)	(238,506)
Discount on 2029 Notes	(4,833)	—	(4,833)
Discount on 2027 Notes	(3,414)	—	(3,414)
Discount on 2023 Notes	(26)	—	(26)
Premium on 2029 Notes	461	—	461
Premium on 2027 Notes	1,506	—	1,506
Premium on 2023 Notes	9	—	9
Deferred financing cost	(4,720)	—	(4,720)
Long-term debt	$730,704	$—	$730,704